Sales and Marketing Costs	12 Months Ended
Dec. 31, 2020
Sales And Marketing Costs
Sales and Marketing Costs

20. Sales and marketing costs

Sales and marketing costs amounted to EUR 20,482 thousand in the 2020 financial year (2019: EUR 28,856 thousand; 2018: EUR 17,744 thousand). Sales and marketing costs include costs for our own sales force in Germany, Spain, the UK and the U.S., marketing expenses as well as the depreciation of the Xepi® license amounting to EUR 3,802 thousand (2019: EUR 1,533 thousand).